Summary of Significant Accounting Policies: Intangible Assets (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Details [Abstract]
Intangible Assets, Additions During Period	$ 11,074	$ 8,751